Other long term obligations (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities, Noncurrent [Abstract]
Deferred lease inducements liability (note 16(b))	CAD 38	CAD 145
Asset retirement obligation (note 16(c))	678	617	CAD 562
Deferred gain on sale leaseback (note 16(d))	3,199	780	CAD 371
Other obligations, current and noncurrent	8,860	4,459
Less current portion of:
Deferred gain on sale leaseback	(586)	(221)
Other obligations, noncurrent portion	8,274	3,567
Restricted share units (RSUs) | Restricted share unit plan
Other Liabilities, Noncurrent [Abstract]
Restricted share / Deferred stock unit plan (notes 21(d) and (f))	0	671
Less current portion of:
Deferred compensation plans, current	0	(671)
Deferred stock units (DSUs) | Directors' deferred share unit plan
Other Liabilities, Noncurrent [Abstract]
Restricted share / Deferred stock unit plan (notes 21(d) and (f))	CAD 4,945	CAD 2,246